CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Schedule of reconciliation of gross between line items in the statement of financial position and categories of financial instruments

The following table provides a reconciliation of gross amount between line items in the statement of financial position and categories of financial instruments.

		Mandatorily		FVOCI –		FVOCI –				Total
		at		debt		equity		Amortized		carrying
December 31, 2018	Note	FVTPL		instruments		instruments		Cost		amount
Cash and cash equivalents	7	Ps.	—	Ps.	—	Ps.	—	Ps.	28,401,283	Ps.	28,401,283
Trading assets	8		7,204,312		—		—		—		7,204,312
Debt securities			3,762,978		—		—		—		3,762,978
Equity securities			2,672,648		—		—		—		2,672,648
Derivative assets			768,686		—		—		—		768,686
Investment securities	9		31,256		18,935,757		1,090,601		2,972,616		23,030,230
Measured at fair value			31,256		18,935,757		1,090,601		—		20,057,614
Measured at amortized cost			—		—		—		2,972,616		2,972,616
Loans	11		—		—		—		176,881,841		176,881,841
Other accounts receivable	12		2,488,414		—		—		7,069,120		9,557,534
Measured at fair value			2,488,414		—		—		—		2,488,414
Measured at amortized cost			—		—		—		7,069,120		7,069,120
Hedging derivative assets	10		30,138		—		—		—		30,138
Total financial assets		Ps.	9,754,120	Ps.	18,935,757	Ps.	1,090,601	Ps.	215,324,860	Ps.	245,105,338

		Mandatorily		FVOCI –		FVOCI –				Total
		at		debt		equity		Amortized		carrying
December 31, 2018	Note	FVTPL		instruments		instruments		Cost		amount
Trading liabilities
Derivative liabilities	8	Ps.	811,305	Ps.	—	Ps.	—	Ps.	—	Ps.	811,305
Hedging derivative liabilities	10		195,539		—		—		—		195,539
Customer deposits	20		—		—		—		164,359,451		164,359,451
Financial obligations	21		—		—		—		51,211,990		51,211,990
Total financial liabilities		Ps.	1,006,844	Ps.	—	Ps.	—	Ps.	215,571,441	Ps.	216,578,285

			Designated								Other		Total
			at		Held-to-		Loans and		Available-		amortized		carrying
December 31, 2017 (1)	Trading		FVTPL		maturity		receivables		for-sale		cost		amount
Cash and cash equivalents	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	22,336,838	Ps.	22,336,838
Trading assets		5,128,088		—		—		—		—		—		5,128,088
Debt securities		2,650,536		—		—		—		—		—		2,650,536
Equity securities		2,149,160		—		—		—		—		—		2,149,160
Derivative assets		328,392		—		—		—		—		—		328,392
Investment securities		—		—		2,899,039		—		18,614,160		—		21,513,199
Debt securities		—		—		2,899,039		—		17,790,127		—		20,689,166
Investment equity securities		—		—		—		—		824,033		—		824,033
Loans and receivables		—		—		—		166,372,776		—		—		166,372,776
Other accounts receivable		—		2,282,611		—		—		—		4,466,134		6,748,745
Hedging derivative assets		—		55,261		—				—		—		55,261
Total financial assets	Ps.	5,128,088	Ps.	2,337,872	Ps.	2,899,039	Ps.	166,372,776	Ps.	18,614,160	Ps.	26,802,972	Ps.	222,154,907

			Designated								Other		Total
			at		Held-to-		Loans and		Available-		amortized		carrying
December 31, 2017 (1)	Trading		FVTPL		maturity		receivables		for-sale		cost		amount
Derivative liabilities held for trading	Ps.	298,665	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	298,665
Hedging derivative liabilities		—		13,464		—		—		—		—		13,464
Customer deposits		—		—		—		—		—		154,885,224		154,885,224
Financial obligations		—		—		—		—		—		45,276,036		45,276,036
Total financial liabilities	Ps.	298,665	Ps.	13,464	Ps.	—	Ps.	—	Ps.	—	Ps.	200,161,260	Ps.	200,473,389

Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2 (2.5) (B).